Related Party Transactions (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Sales					$ 6,128,900
dMobile [Member]
Related Party Transaction [Line Items]
Sales					5,478,900
PPUS [Member]
Related Party Transaction [Line Items]
Sales					$ 650,000